SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Feb. 28, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives
●Buildings	20 years
●Furniture and equipment	5 years
●Moveable equipment	4 years
●Other equipment	5 years